TRADE AND OTHER RECEIVABLES	12 Months Ended
Dec. 31, 2021
Trade and other current receivables [abstract]
TRADE AND OTHER RECEIVABLES
18.	TRADE AND OTHER RECEIVABLES

	December 31, 2021 US$‘000	December 31, 2020 US$‘000
Trade receivables, net of impairment losses	13,290	20,025
Prepayments	1,945	1,159
Contract assets	739	1,177
Value added tax	-	92
Finance lease receivables	142	215

	16,116	22,668

Trade receivables are shown net of an impairment losses provision of US$2,986,000 (2020: US$3,922,000) (see Note 28). Prepayments are shown net of impairment of US$583,000 (2020: US$562,000) (see Note 7).

Contract assets have decreased compared to the prior year as the Group shipped less product to customers with cost per test contracts in the last part of the year.

Long-term contract receivable

(i) Finance lease commitments – Group as lessor

The Group leases instruments as part of its business. Future minimum receivables with non-cancellable terms are as follows:

	December 31, 2021 US$‘000
	Gross investment	Unearned income	Minimum payments receivable
Less than one year	292	150	142
Between one and five years (Note 16)	310	159	151

	602	309	293

	December 31, 2020 US$‘000
	Gross investment	Unearned income	Minimum payments receivable
Less than one year	415	200	215
Between one and five years (Note 16)	591	300	291

	1,006	500	506

The Group classified future minimum lease receivables between one and five years of US$151,000 (2020: US$291,000) as Other Assets, see Note 16. Under the terms of the lease arrangements, no contingent rents are receivable.

(ii) Operating lease commitments – Group as lessor

The Group leases instruments under operating leases as part of its business.

Future minimum rentals receivable under non-cancellable operating leases are as follows:

	December 31, 2021
	US$‘000
	Instruments	Total
Less than one year	3,953	3,953
Between one and five years	171	171

	4,124	4,124

	December 31, 2020
	US$‘000
	Instruments	Total
Less than one year	2,767	2,767
Between one and five years	171	171

	2,938	2,938